Emerging Markets Growth Fund
Investment portfolio
March 31, 2024
unaudited

Common stocks 95.75% Asia-Pacific 74.15% China 31.20%	Shares	Value (000)
Alibaba Group Holding, Ltd.	1,231,300	$11,051
Alibaba Group Holding, Ltd. (ADR)	328,189	23,748
Anhui Conch Cement Co., Ltd., Class H1	1,493,629	3,107
BeiGene, Ltd.[1]	37,574	457
BeiGene, Ltd. (ADR)[1]	245,434	38,383
BYD Co., Ltd., Class A1	125,676	3,531
BYD Co., Ltd., Class H1	79,500	2,048
China Merchants Bank Co., Ltd., Class H	238,500	943
China Resources Building Materials Technology Holdings, Ltd.	14,127,000	2,148
China Resources Gas Group, Ltd.	1,570,700	5,007
China Tourism Group Duty Free Corp., Ltd., Class A	116,795	1,380
China Tourism Group Duty Free Corp., Ltd., Class H2	60,800	606
Contemporary Amperex Technology Co., Ltd., Class A	86,880	2,286
ENN Energy Holdings, Ltd.	403,400	3,108
H World Group, Ltd.	200,400	776
H World Group, Ltd. (ADR)	659,923	25,539
Haitian International Holdings, Ltd.	1,409,000	4,095
Innovent Biologics, Inc.[1]	8,129,500	39,158
JD Health International, Inc.[1]	1,107,450	3,919
Jiangsu Hengli Hydraulic Co., Ltd., Class A	1,054,900	7,317
Jiangsu Hengrui Medicine Co., Ltd., Class A	5,721,924	36,394
Kweichow Moutai Co., Ltd., Class A	39,061	9,203
Legend Biotech Corp. (ADR)[1]	188,351	10,565
Li Auto, Inc., Class A1	135,800	2,105
Li Ning Co., Ltd.	785,000	2,086
Longfor Group Holdings, Ltd.	3,287,498	4,646
Midea Group Co., Ltd., Class A	1,370,037	12,174
NetEase, Inc.	1,703,087	35,424
NetEase, Inc. (ADR)	185,290	19,172
Ping An Insurance (Group) Company of China, Ltd., Class H	8,891,700	37,546
Shandong Pharmaceutical Glass Co., Ltd., Class A	253,077	1,011
Shenzhen Inovance Technology Co., Ltd., Class A	2,579,977	21,854
Shenzhou International Group Holdings, Ltd.	972,400	9,206
Tencent Holdings, Ltd.	574,300	22,291
Trip.com Group, Ltd. (ADR)[1]	668,007	29,319
Zai Lab, Ltd. (ADR)[1]	42,774	685
		432,288
Hong Kong 0.34%
First Pacific Co., Ltd.	4,128,967	2,078
Galaxy Entertainment Group, Ltd.	513,000	2,576
		4,654
Emerging Markets Growth Fund — Page 1 of 8

unaudited
Common stocks (continued) Asia-Pacific (continued) India 13.64%	Shares	Value (000)
360 ONE WAM, Ltd.	430,336	$3,486
Angel One, Ltd.	121,718	4,444
Bank of Baroda	1,845,236	5,842
Bharti Airtel, Ltd.	731,325	10,773
Cholamandalam Investment and Finance Co., Ltd.	378,022	5,242
City Union Bank, Ltd.	2,388,997	3,871
Dabur India, Ltd.	1,296,463	8,132
FSN E-Commerce Ventures, Ltd.[1]	312,186	606
Genpact, Ltd.	21,500	709
HDFC Bank, Ltd.	900,537	15,634
ICICI Bank, Ltd.	718,355	9,417
ITC, Ltd.	928,192	4,767
Kotak Mahindra Bank, Ltd.	355,660	7,614
Larsen & Toubro, Ltd.	76,896	3,470
MakeMyTrip, Ltd.[1]	494,202	35,113
Maruti Suzuki India, Ltd.	60,249	9,102
Max Healthcare Institute, Ltd.	1,069,029	10,509
Shriram Finance, Ltd.	156,448	4,427
Tata Consultancy Services, Ltd.	104,896	4,875
TeamLease Services, Ltd.[1]	159,420	5,239
Tube Investments of India, Ltd.	66,298	2,970
United Spirits, Ltd.	886,786	12,060
Varun Beverages, Ltd.	1,230,846	20,641
		188,943
Indonesia 7.26%
Bank Central Asia Tbk PT	22,975,000	14,599
Bank Mandiri (Persero) Tbk PT	27,093,500	12,389
Bank Rakyat Indonesia (Persero) Tbk PT	21,437,800	8,180
Elang Mahkota Teknologi Tbk PT	79,592,750	2,189
Indofood CBP Sukses Makmur Tbk PT	5,486,300	4,014
Indosat Tbk PT	16,803,500	11,844
Kalbe Farma Tbk PT	24,750,000	2,303
Map Aktif Adiperkasa Tbk PT	60,936,500	4,016
PT Bank Syariah Indonesia Tbk	164,597,500	28,134
PT Surya Citra Media Tbk	504,263,120	4,484
Sumber Alfaria Trijaya Tbk PT	7,828,800	1,437
Telkom Indonesia (Persero) Tbk PT, Class B	31,706,300	6,939
		100,528
Philippines 2.98%
ACEN Corp.	16,332,758	1,118
Ayala Corp.	358,370	4,080
BDO Unibank, Inc.	3,411,420	9,376
Bloomberry Resorts Corp.[1]	11,149,300	2,190
International Container Terminal Services, Inc.	4,078,566	23,072
SM Investments Corp.	87,520	1,513
		41,349
South Korea 6.89%
Coupang, Inc., Class A1	565,089	10,053
Hana Financial Group, Inc.	386,045	16,546
JB Financial Group Co., Ltd.	478,000	4,687
KB Financial Group, Inc.	40,339	2,082
Emerging Markets Growth Fund — Page 2 of 8

unaudited
Common stocks (continued) Asia-Pacific (continued) South Korea (continued)	Shares	Value (000)
KT&G Corp.	42,327	$2,940
NAVER Corp.	57,341	7,982
Samsung Electronics Co., Ltd.	388,960	23,807
Samsung Electronics Co., Ltd. (GDR)[3]	7,622	11,334
SK hynix, Inc.	118,149	16,060
		95,491
Taiwan 10.10%
Advantech Co., Ltd.	336,000	4,241
AirTAC International Group	238,904	8,361
E Ink Holdings, Inc.	777,000	5,560
Global Unichip Corp.	80,000	3,112
MediaTek, Inc.	486,042	18,149
Momo.com, Inc.	58,828	711
Taiwan Semiconductor Manufacturing Co., Ltd.	3,846,812	93,637
Voltronic Power Technology Corp.	120,000	6,149
		139,920
Thailand 0.38%
TISCO Financial Group PCL, foreign registered shares	1,914,694	5,222
Vietnam 1.36%
Asia Commercial Joint Stock Bank	9,684,300	11,910
Masan Group Corp.[1]	1,238,744	3,707
Vietnam Dairy Products JSC	653,600	1,782
Vinhomes JSC[1]	847,003	1,464
		18,863
Total Asia-Pacific		1,027,258
Latin America 15.17% Brazil 8.59%
B3 SA - Brasil, Bolsa, Balcao	5,295,106	12,659
CCR SA, ordinary nominative shares	3,191,636	8,794
Diagnósticos da América SA1	742,978	908
Estre Ambiental, Inc.[1,3,4]	591,120	— [5]
Hypera SA, ordinary nominative shares	1,744,256	11,452
Lojas Renner SA	4,265,456	14,441
Magazine Luiza SA1	33,594,587	12,057
Patria Investments, Ltd., Class A	404,910	6,009
Rede D’Or Sao Luiz SA	5,276,140	26,626
Rumo SA	340,000	1,509
TIM SA	4,914,741	17,443
Vale SA (ADR), ordinary nominative shares	233,875	2,851
Vale SA, ordinary nominative shares	349,817	4,243
		118,992
Mexico 6.58%
América Móvil, SAB de CV, Class B (ADR)	884,639	16,507
Arca Continental, SAB de CV	542,355	5,920
BBB Foods, Inc., Class A1	627,374	14,919
CEMEX, SAB de CV (ADR), ordinary participation certificates, units[1]	636,610	5,736
Corp. Inmobiliaria Vesta, SAB de CV	2,831,936	11,050
Emerging Markets Growth Fund — Page 3 of 8

unaudited
Common stocks (continued) Latin America (continued) Mexico (continued)	Shares	Value (000)
Corp. Inmobiliaria Vesta, SAB de CV (ADR)	73,100	$2,869
Grupo Aeroportuario del Centro Norte, SAB de CV, Series B	695,747	6,839
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	102,502	1,646
Grupo Financiero Banorte, SAB de CV, Series O	1,103,338	11,705
Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	2,175,000	5,050
Prologis Property Mexico, SA de CV, REIT	2,025,642	8,866
		91,107
Total Latin America		210,099
Eastern Europe and Middle East 2.35% Hungary 0.07%
Wizz Air Holdings PLC[1]	34,595	937
Kazakhstan 1.31%
Halyk Savings Bank of Kazakhstan OJSC (GDR)[3]	1,019,744	18,152
Russian Federation 0.00%
Alrosa PJSC[4]	12,604	— [5]
Baring Vostok Capital Fund IV Supplemental Fund, LP1,4,6,7,8	43,189,451	— [5]
Baring Vostok Private Equity Fund IV, LP1,4,6,7,8	23,604,516	— [5]
Gazprom PJSC[1,4]	1,891,176	— [5]
Moscow Exchange MICEX-RTS PJSC[4]	2,726,513	— [5]
Rosneft Oil Co. PJSC[4]	570,845	— [5]
Sberbank of Russia PJSC[4]	11,761,726	— [5]
		— [5]
Slovenia 0.75%
Nova Ljubljanska Banka dd (GDR)	441,286	10,331
United Arab Emirates 0.22%
Adnoc Gas PLC	3,614,224	3,100
Total Eastern Europe and Middle East		32,520
Other markets 2.09% Netherlands 0.03%
InPost SA1	30,585	471
Norway 0.56%
Borr Drilling, Ltd.[1]	1,121,742	7,684
United Kingdom 0.44%
Airtel Africa PLC	4,290,245	5,729
Sedibelo Resources, Ltd.[1,4]	17,665,800	391
		6,120
United States 1.06%
MercadoLibre, Inc.[1]	9,749	14,740
Total Other markets		29,015
Emerging Markets Growth Fund — Page 4 of 8

unaudited
Common stocks (continued) Africa 1.99% Federal Republic of Nigeria 0.37%	Shares	Value (000)
Guaranty Trust Holding Co. PLC	126,924,542	$5,106
South Africa 1.62%
Discovery, Ltd.	713,876	4,547
MTN Group, Ltd.	3,604,735	17,841
		22,388
Total Africa		27,494
Total common stocks (cost: $1,121,329,000)		1,326,386
Preferred securities 0.70% Asia-Pacific 0.70% South Korea 0.70%
Samsung Electronics Co., Ltd., nonvoting preferred shares	193,055	9,751
Total preferred securities (cost: $8,312,000)		9,751
Rights & warrants 0.23% Asia-Pacific 0.23% China 0.23%
Centre Testing International Group Co., Ltd., Class A, warrants, expire 3/28/2025[1,3]	870,000	1,539
Midea Group Co., Ltd., warrants, expire 3/19/2025[1,3]	187,514	1,666
		3,205
Total rights & warrants (cost: $3,137,000)		3,205
Short-term securities 2.45% Money market investments 2.44%
Capital Group Central Cash Fund 5.37%[9,10]	337,818	33,768
Money market investments purchased with collateral from securities on loan 0.01%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%[9,11]	17,970	18
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.20%[9,11]	16,772	17
Capital Group Central Cash Fund 5.37%[9,10,11]	141	14
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[9,11]	13,416	14
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.22%[9,11]	13,178	13
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.20%[9,11]	11,980	12
Fidelity Investments Money Market Government Portfolio, Class I 5.21%[9,11]	11,980	12
Emerging Markets Growth Fund — Page 5 of 8

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.20%[9,11]	11,980	$12
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.26%[9,11]	8,386	8
		120
Total short-term securities (cost: $33,901,000)		33,888
Total investment securities 99.13% (cost: $1,166,679,000)		1,373,230
Other assets less liabilities 0.87%		12,115
Net assets 100.00%		$1,385,345
Investments in affiliates10

	Value at 7/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend or interest income (000)
Short-term securities 2.44%
Money market investments 2.44%
Capital Group Central Cash Fund 5.37%[9]	$57,383	$251,478	$275,075	$4	$(22)	$33,768	$1,855
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.37%[9,11]	433		419 [12]			14	— [13]
Total 2.44%				$4	$(22)	$33,782	$1,855
Restricted securities8

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Baring Vostok Capital Fund IV Supplemental Fund, LP1,4,6,7	10/8/2007-8/29/2019	$25,045	$— [5]	.00%[14]
Baring Vostok Private Equity Fund IV, LP1,4,6,7	4/25/2007-12/28/2020	11,685	— [5]	.00 [14]
Total		$36,730	$— [5]	.00%[14]

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $114,000, which represented .01% of the net assets of the fund.
[3]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $32,691,000, which represented 2.36% of the net assets of the fund.

[4]	Value determined using significant unobservable inputs.
[5]	Amount less than one thousand.
[6]
Cost and market value do not include prior distributions to the fund from income or proceeds realized from securities held by the private equity fund.
Therefore, the cost and market value may not be indicative of the private equity fund’s performance. For private equity funds structured as limited partnerships, shares are not applicable and therefore the fund’s interest in the partnership is reported.

[7]
Excludes an unfunded capital commitment representing an agreement which obligates the fund to meet capital calls in the future. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.

[8]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was less than $1,000, which represented less than .01% of the net assets of the fund.

[9]	Rate represents the seven-day yield at 3/31/2024.
[10]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[11]	Security purchased with cash collateral from securities on loan.
[12]	Represents net activity.
[13]	Dividend income is included with securities lending income and is not shown in this table.
[14]	Amount less than .01%.
Emerging Markets Growth Fund — Page 6 of 8

unaudited
Valuation disclosures

Capital International, Inc. (“CIInc”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Emerging Markets Growth Fund — Page 7 of 8

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Asia-Pacific	$1,015,348	$11,910	$—	$1,027,258
Latin America	210,099	—	— *	210,099
Eastern Europe and Middle East	32,520	—	— *	32,520
Other markets	28,624	—	391	29,015
Africa	27,494	—	—	27,494
Preferred securities	9,751	—	—	9,751
Rights & warrants	—	3,205	—	3,205
Short-term securities	33,888	—	—	33,888
Total	$1,357,724	$15,115	$391	$1,373,230
*
Amount less than one thousand.
Key to abbreviation(s)
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-015-0524O-S96491
Emerging Markets Growth Fund — Page 8 of 8